Consolidated Statements of Comprehensive Loss	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares
Expenses
Consulting		$ 2,534,539		$ 2,517,149
Depreciation		9,129		3,877
Director’s fees and audit committee		230,000
Exploration and evaluation expenditures		7,886,388		5,275,278
General and administrative		347,925		572,682
Indemnification support fee		333,361
Insurance	$ 703,839	139,668	$ 567,670	52,908
Listing expense		481,011
Loss (gain) on foreign exchange		632,287		(620,196)
Payroll expense		166,604
Professional fees		1,020,860		1,738,107
Shareholder communications		127,211		195,943
Share-based compensation		3,297,085
Transfer agent and filing fees		289,611		77,080
Total expenses		17,495,679		9,812,828
Net loss before other items		(17,495,679)		(9,812,828)
Other items
Accretion expense of discount and interest expense on loans payable		(1,823,393)		(861,123)
Accretion expense for asset retirement obligations		(1,066,100)		(920,583)
Impairment of exploration and evaluation assets				(378,605)
Interest income		670,855		513,693
Other income		6,209		24,670
Unrealized loss on marketable securities		(14,153)		(10,943)
Write-off of accounts payable				67
Net loss		(19,722,261)		(11,445,652)
Other comprehensive loss that may be reclassified to profit or loss:
Exchange differences on translating foreign operations		(1,762,045)		3,373,293
Total comprehensive loss		$ (21,484,306)		$ (8,072,359)
Loss per share - basic | $ / shares		$ (1.28)		$ (0.84)
Loss per share - diluted | $ / shares		$ (1.28)		$ (0.84)
Weighted average shares outstanding - basic | shares	15,445,392	15,445,392	13,592,933	13,592,933
Weighted average shares outstanding - diluted | shares	15,445,392	15,445,392	13,592,933	13,592,933